Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Current Assets
Cash	$ 12,789,735	$ 41,167,501
Short-term deposit	0	35,144,444
Short-term investments	0	5,820
Notes receivable	0	3,528,235
Accounts receivable, net	24,677,445	16,351,244
Advances to suppliers, net	116,343,961	48,633,604
Other receivable	0	7,440,705
Inventories, net	3,901,848	716,278
Other current assets	347,228	206,566
Due from a related party	110,958	59,983
Total current assets	158,171,175	153,254,380
Biological assets	9,187,640	9,638,722
Long-term investments	6,900,280	140,578
Property and equipment, net	24,532	44,868
Intangible assets, net	0	6,747
Right-of-use assets, net	516,459	534,351
Deferred tax assets	0	163,207
Total Assets	174,800,086	163,782,853
Current Liabilities
Short-term loans	2,412,281	0
Long-term loans - current portion	676,284	1,505,353
Convertible promissory notes	5,788,742	2,178,511
Derivative liability	0	3,450,000
Note payable	0	12,385
Accounts payable	1,105,674	197,137
Due to related parties	33,814	948
Operating lease liabilities - current	69,062	46,543
Other current liabilities	627,125	898,444
Total current liabilities	10,712,982	8,289,321
Long-term loans - non-current portion	1,652,561	292,285
Operating lease liabilities - non-current	458,617	517,156
Total Liabilities	12,824,160	9,098,762
Shareholders' Equity
Ordinary share, $0.20 par value, 500 million shares authorized, 6,094,078 and 2,988,835 shares issued and outstanding at September 30, 2023 and 2022, respectively	1,218,816	597,768
Additional paid-in capital	160,571,517	152,162,565
Statutory reserve	1,695,629	1,153,813
Retained earnings	16,905,488	14,903,491
Accumulated other comprehensive (loss) income	(18,415,524)	(14,133,546)
Total Shareholders' Equity	161,975,926	154,684,091
Total Liabilities and Shareholders' Equity	$ 174,800,086	$ 163,782,853